Annual Total Returns[BarChart] - Victory High Yield VIP Series - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.19%	14.57%	6.94%	(0.84%)	(4.58%)	15.44%	9.94%	0.29%	15.89%	7.92%